Pensions And Other Postemployment Benefits (Assumed Health Care Cost Trend Rate Reported For Other Postemployment Benefits Plans) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Increase or decrease in health care cost trend rate	1.00%
Total Service And Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
100 basis point ("bp") increase in health care cost trend rate	$ 1
100 bp decrease in health care cost trend rate	(1)
APBO [Member]
Defined Benefit Plan Disclosure [Line Items]
100 basis point ("bp") increase in health care cost trend rate	27
100 bp decrease in health care cost trend rate	$ (23)